Recoverable taxes (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Recoverable Taxes
Monetary restatement	R$ 338
Financial result	201
Discontinued operations	137
Tax credit amount	106		R$ 160
Tax credits amount	71
Amount Involved In Consolidated	R$ 151	R$ 161